Segmental analysis - Schedule of capital investment by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Capital investment	£ 9,847	£ 8,235	£ 7,593
Property, plant and equipment
Disclosure of operating segments [line items]
Capital investment	8,894	7,124	6,783
Non-current intangible assets
Disclosure of operating segments [line items]
Capital investment	478	481	578
Equity investments in joint ventures and associates
Disclosure of operating segments [line items]
Capital investment	116	332	197
Capital expenditure prepayments
Disclosure of operating segments [line items]
Capital investment	359	298	35
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Capital investment	2,999	1,912	1,301
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Capital investment	1,426	1,247	1,220
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Capital investment	0	85	108
Operating segments | New England
Disclosure of operating segments [line items]
Capital investment	1,751	1,673	1,527
Operating segments | New York
Disclosure of operating segments [line items]
Capital investment	3,289	2,654	2,454
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Capital investment	378	662	970
Operating segments | Other
Disclosure of operating segments [line items]
Capital investment	£ 4	£ 2	£ 13